22. Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings
Borrowings

			Issue	Number of	Final	Annual rate p.y.	Finance		12.31.2018	12.31.2017
	Contracts	Company	Date	installment	maturity	(interest + commission)	charges	Principal
Foreign currency
National Treasury Department - STN
(Secretaria do Tesouro Nacional)
(1)	Par Bond	Copel	05.20.1998	1	04.11.2024	6.0% + 0.20%	Half-yearly	17,315	42,914	52,768
(1)	Discount Bond	Copel	05.20.1998	1	04.11.2024	3.3125% + 0.20%	Half-yearly	12,082	61,837	36,502
Total foreign currency									104,751	89,270

Local currency
Banco do Brasil
(2)	21/02155-4	Copel DIS	09.10.2010	2	08.15.2018	109.0% of DI	Half-yearly	116,667	-	60,049
(3)	21/02248-8	Copel DIS	06.22.2011	2	05.16.2018	109.0% of DI	Half-yearly	150,000	-	75,601
(4)	CCB 21/11062X	Copel DIS	08.26.2013	3	07.27.2018	106.0% of DI	Half-yearly	151,000	-	51,932
(5)	CCB 330.600.773	Copel DIS	07.11.2014	3	07.11.2019	111.8% of DI	Half-yearly	116,667	40,023	80,699
(6)	CFX 17/35959-7	Copel DIS	05.16.2017	2	05.06.2019	12.0%	Quarterly	75,000	37,973	75,291
(7)	CCB 21/00851-5	Copel DIS	06.30.2017	2	06.13.2019	11.0%	Quarterly	38,889	19,340	38,241
(8)	CCB 17/35960-0	Copel DIS	07.27.2017	2	07.17.2019	11.0%	Quarterly	50,333	51,473	51,073
(9)	CFX 17/35958-9	Copel DIS	08.15.2017	2	08.05.2019	11.0%	Quarterly	58,333	59,102	58,636
(10)	NCI 330.600.132	Copel HOL	02.28.2007	3	02.28.2019	107.8% of DI	Half-yearly	231,000	78,669	157,707
(11)	CCB 306.401.381	Copel HOL	06.21.2018	4	07.21.2021	120.0% of DI	Quarterly	640,005	641,530	660,949
(12)	NCI 306.401.445	Copel HOL	02.24.2017	2	02.15.2020	124.5% of DI	Half-yearly	77,000	78,435	78,186
									1,006,545	1,388,364
Eletrobras
(13)	980/95	Copel DIS	12.22.1994	80	11.15.2018	8.0%	Quarterly	11	-	3
(13)	981/95	Copel DIS	12.22.1994	80	08.15.2019	8.0%	Quarterly	1,169	49	115
(13)	982/95	Copel DIS	12.22.1994	80	11.15.2019	8.0%	Quarterly	1,283	24	48
(13)	983/95	Copel DIS	12.22.1994	80	11.15.2020	8.0%	Quarterly	11	51	77
(13)	984/95	Copel DIS	12.22.1994	80	11.15.2020	8.0%	Quarterly	14	22	33
(13)	985/95	Copel DIS	12.22.1994	80	08.15.2021	8.0%	Quarterly	61	17	23
(14)	142/06	Copel DIS	05.11.2006	120	09.30.2018	5.0% + 1.0%	Monthly	74,340	-	2,730
(14)	206/07	Copel DIS	03.03.2008	120	08.30.2020	5.0% + 1.0%	Monthly	109,642	14,839	23,746
(14)	273/09	Copel DIS	02.18.2010	120	12.30.2022	5.0% + 1.0%	Monthly	63,944	6,577	8,222
									21,579	34,997
Caixa Econômica Federal
(14)	415.855-22/14	Copel DIS	03.31.2015	120	12.08.2026	6.0%	Monthly	16,984	15,298	5,087
(15)	3153-352	Copel DIS	11.01.2016	36	12.15.2021	5.5 % above TJLP	Quarterly	489	496	498
									15,794	5,585
Finep
(16)	21120105-00	Copel Tel	07.17.2012	81	10.15.2020	4.0%	Monthly	35,095	5,730	8,855
(16)	21120105-00	Copel Tel	07.17.2012	81	10.15.2020	3.5% + TR	Monthly	17,103	4,842	7,482
									10,572	16,337
BNDES
(17)	820989.1	Copel GeT	03.17.2009	179	01.15.2028	1.63% above TJLP	Monthly	169,500	107,326	118,370
(18)	1120952.1-A	Copel GeT	12.16.2011	168	04.15.2026	1.82% above TJLP	Monthly	42,433	23,098	26,078
(19)	1120952.1-B	Copel GeT	12.16.2011	168	04.15.2026	1.42% above TJLP	Monthly	2,290	1,246	1,407
(20)	1220768.1	Copel GeT	09.28.2012	192	07.15.2029	1.36% above TJLP	Monthly	73,122	50,908	55,357
(21)	13211061	Copel GeT	12.04.2013	192	10.15.2031	0% and 1.49% above TJLP	Monthly	1,041,155	841,871	871,022
(22)	13210331	Copel GeT	12.03.2013	168	08.15.2028	1.49% and 1.89% above TJLP	Monthly	17,644	12,659	13,878
(23)	15206041	Copel GeT	12.28.2015	168	06.15.2030	2.42% above TJLP	Monthly	34,265	23,984	25,899
(24)	15205921	Copel GeT	12.28.2015	168	12.15.2029	2.32% above TJLP	Monthly	21,584	14,518	15,734
(25)	18205101	Copel GeT	11.22.2018	192	06.15.2035	1.94% above TJLP	Monthly	194,000	158,659	-
(26)	14205611-A	Copel DIS	12.15.2014	72	01.15.2021	2.09% above TJLP	Annual	41,583	14,450	21,267
(26)	14205611-B	Copel DIS	12.15.2014	6	02.15.2021	2.09 above TR BNDES	Monthly	17,821	11,992	15,384
(27)	14205611-C	Copel DIS	12.15.2014	113	06.15.2024	6.0%	Monthly	78,921	43,097	50,949
(28)	14205611-D	Copel DIS	12.15.2014	57	02.15.2021	TJLP	Monthly	750	20	29
(29)	14.2.1271.1	Santa Maria	06.01.2015	192	08.15.2031	1.66% above TJLP	Monthly	59,462	48,125	51,578
(29)	14.2.1272.1	Santa Helena	06.01.2015	192	08.15.2031	1.66% above TJLP	Monthly	64,520	52,188	55,932
(30)	11211521	GE Farol	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	54,100	45,158	48,741
(30)	11211531	GE Boa Vista	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	40,050	33,385	36,034
(30)	11211541	GE S.B. do Norte	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	90,900	75,715	81,723
(30)	11211551	GE Olho D'Água	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	97,000	80,863	87,278
(31)	18204611	Cutia	10.25.2018	192	07.15.2035	2.04% above TJLP	Monthly	619,405	505,368	-
(32)	13212221 - A	Costa Oeste	12.03.2013	168	11.30.2028	1.95% + TJLP	Monthly	23,634	21,291	-
(33)	13212221 - B	Costa Oeste	12.03.2013	106	09.30.2023	3.5%	Monthly	9,086	3,789	-
(34)	14205851 - A	Marumbi	07.08.2014	168	06.30.2029	2.00% + TJLP	Monthly	33,460	27,134	-
(35)	14205851 - B	Marumbi	07.08.2014	106	04.30.2024	6.00%	Monthly	21,577	12,076	-
									2,208,920	1,576,660
(36)	Promissory notes	Copel GeT	05.12.2017	1	05.12.2019	117% of DI	Single installment	500,000	571,822	529,919

									571,822	529,919
Banco do Brasil
BNDES Transfer
(37)	21/02000-0	Copel GeT	04.16.2009	179	01.15.2028	2.13% above TJLP	Monthly	169,500	107,324	118,373
									107,324	118,373
Total local currency									3,942,556	3,670,235
									4,047,307	3,759,505
								Current	1,113,047	784,666
								Noncurrent	2,934,260	2,974,839

Allocation:
(1) The restructuring of medium and long-term debt in connection w ith the financing received under Law No. 4,131/1962.
(2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) Working capital.
(13) National Program for Watering - Proni.
(14) Rural Electricity Program - Luz para Todos.
(15) Operation for the acquisition of machinery and/or equipment and IT and automation equipment.
(16) BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).
(17) (37) Construction of the Mauá Hydroelectric Power Plant and its transmission system, in consortium with Eletrosul.
(18) Implementation of transmission line between substations Foz do Iguaçu and Cascavel Oeste.
(19) Purchase of machinery and equipment for implementation of the transmission line described above.
(20) Implementation of Cavernoso II SHP.
(21) Implementation of HPP Colíder and associated transmission system.
(22) Implementation of the 230/138kV Cerquilho III Substation.
(23) Implementation of transmission line Assis – Paraguaçu Paulista II.
(24) Implementation of transmission lines Londrina – Figueira and Salto Osório – Foz do Chopim C2.
(25) Implementation of HPP Baixo Iguaçu and associated transmission system.
(26) Investment in preservation of businesses, improvements, operational support and general investments in expansion.
(27) National machinery and equipment accredited by BNDES.
(28) Implementation, expansion and consolidation of projects and Enterprises Social Investment Programs (ISE).
(29) (30) (31) Construction and implementation of wind generating plant.
(32) Implementation of Transmission Line 230 kV between SE Cascavel Oeste and SE Umuarama Sul and implementation of SE Umuarama Sul 230/138 kV
(33) Acquisition of domestic machinery and equipment for implementation of the aforementioned project.
(34) Implementation of Transmission Line 525 kV between SE Curitiba Leste and implementation of SE Curitiba Leste 525/230 kV
(35) Acquisition of domestic machinery and equipment for implementation of the aforementioned project.
(36) Payment of the first installment of debentures and cash enhancement of Copel Get.
Guarantees:
(1) Company’s centralized revenues account. Deposited Collateral (23.1).
(2) (3) Pledge until 360 days.
(2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (19) Credit assignment.
(13) (14) Own revenue, supported by power of attorney granted by a public instrument, and the issue of promissory notes and commercial duplicates equal to the number of installments falling due.
(15) Fiduciary assignment of trade notes.
(16) Withhold the amounts from the checking account in which revenues are deposited.
(17) (20) (37) Total revenue from the sale and/or transaction of CCEAR energy, related to the project, through Concession Agreement of Attachment of Revenues, Account Management and Other Covenants.
(18) (19) Fiduciary assignment of rights under the Concession Agreement No. 027/2009-ANEEL, Transmission Service Provision Contract No.
09/2010-ONS and contracts for use of Transmission System, signed by the ONS, the Dealerships and the Transmission System users, including the total income from the provision of transmission services.
(21) Fiduciary assignment of rights under the Concession Agreement No. 01/2011MME-HPP Colíder and fiduciary assignment due to the Purchase and Sale of Electricity (CCVEE) between Copel and BRF - Brasil Foods S.A.
(22) Fiduciary assignment of rights under the Public Service Concession Agreement for Electric Power Transmission No. 015/2010-ANEEL, signed between Copel and the Federal Government.
(23) Assignment of credit rights deriving from Concession Agreement No. 002/2013 - ANEEL.
(24) Assignment of credit rights deriving from Concession Agreement No. 022/2012 - ANEEL.
(25) Fiduciary assignment, pursuant to paragraph 3 of article 66-B of Law 4,728, dated July 7, 1965, (i) of its share of the rights from the concession it holds as a result of the Concession Agreement of Use of Public Property for the generation of Electric Energy nº 02/2012-MME-UHE Baixo Iguaçu, of August 20, 2012.
(26) (27) (28) Surety of Companhia Paranaense de Energia; fiduciary assignment of income and indemnity rights of the concession.
(29) Guarantee from Companhia Paranaense de Energia; pledge of shares; assignment of credit rights deriving from Electricity Agreement Reservation No. 153/2011; assignment of revenues arising from the project.
(30) Pledge of shares (GE Farol, GE Boa Vista, GE São Bento do Norte and GE Olho D'Água); assignment of receivables arising from the sale of electricity produced by the project; assignment of machinery and equipment assembled or built with the funds pegged to it.
(31) Pledge of shares; assignment of fiduciary receivables.
(32) (33) Fiduciary Assignment of the rights arising from the Concession Agreement 001/2012 and 100% of the shares seized in favor of the BNDES until the loan is discharged.
(34) (35) Fiduciary Assignment of the rights arising from the Concession Agreement 008/2012 and 100% of the shares seized in favor of the BNDES until the loan is discharged.
(36) Surety of Companhia Paranaense de Energia.

22.1	Collateral and escrow deposits - STN

These are guarantees provided in the form of cash deposits, Par Bonds of R$ 52,717 (R$ 44,548 in 2017) and Discount Bonds in the amount of R$ 36,838 (R$ 31,117 in 2017), to be used to repay amounts of principal corresponding to STN contracts, when these payments are due on April 11, 2024. The amounts are updated by applying the weighted average percentage changes of United States Treasury Zero Coupon bond prices, by the share of each series of the instrument in the portfolio of collateral for principal, provided in the context of the Brazilian Financing Plan enacted in 1992.

22.2	Breakdown of borrowings by currency and index

		12.31.2018%		12.31.2017%
Foreign currency - change in currencies in the period (%)
U.S. Dollar	17.13	104,751	2.59	89,270	2.37
		104,751	2.59	89,270	2.37
Local currency - accumulated index in the period (%)
CDI	6.40	1,410,479	34.85	1,695,042	45.09
TJLP	7.03	2,245,786	55.49	1,629,198	43.34
TR	0.00	4,842	0.12	7,482	0.20
IPCA	3.75	11,992	0.30	15,384	0.41
Without indexer (annual fixed rate)	-	269,457	6.65	323,129	8.59
		3,942,556	97.41	3,670,235	97.63
		4,047,307	100.00	3,759,505	100.00

22.3	Maturity of non-current installments

12.31.2018	Foreign currency	Local currency	Total
2020	-	558,069	558,069
2021	-	503,246	503,246
2022	-	190,244	190,244
2023	-	188,586	188,586
2024	103,646	184,691	288,337
After 2024	-	1,205,778	1,205,778
	103,646	2,830,614	2,934,260

22.4	Changes in borrowings

	Foreign currency	Local currency	Total
Balance as of January 1, 2017	90,505	3,955,788	4,046,293
Funding	-	800,044	800,044
Charges	3,868	395,081	398,949
Monetary and exchange variations	(1,184)	18,623	17,439
Amortization - principal	-	(971,187)	(971,187)
Payment - charges	(3,919)	(528,114)	(532,033)
Balance as of December 31, 2017	89,270	3,670,235	3,759,505
Effect of acquisition of control of Costa Oeste and Marumbi	-	66,775	66,775
Funding	-	1,314,766	1,314,766
Charges	5,038	289,365	294,403
Monetary and exchange variations	15,161	11,936	27,097
Amortization - principal	-	(1,126,144)	(1,126,144)
Payment - charges	(4,718)	(284,377)	(289,095)
Balance as of December 31, 2018	104,751	3,942,556	4,047,307

22.5	Covenants

The Company and its subsidiaries signed borrowings agreements containing covenants that require economic and financial ratios to be maintained within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company’s interest in the capital stock of subsidiaries that would represent change of control without prior consent. Failing to fulfill these conditions may lead to accelerated debt repayment and/or fines.

As of December 31, 2018, the Company is in  compliance with all covenants.

The financial covenants contained in the borrowings agreements are presented below:

Company	Contract	Annual financial index	Limit
Copel GeT	BNDES Finem nº 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil nº 21/02000-0 - Mauá
	3rd issue of Promissory Notes	Consolidated net debt / Consolidated EBITDA	≤ 3.5
Copel DIS	BNDES Finem nº 14205611	Financial indebtedness / adjusted EBITIDA	≤ 4.0
Santa Maria	BNDES Finem nº 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem nº 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem nº 11211531
GE Farol S.A.	BNDES Finem nº 11211521
GE Olho D´Água S.A.	BNDES Finem nº 11211551
GE São Bento do Norte S.A.	BNDES Finem nº 11211541
Cutia	BNDES Finem nº 18204611	Debt service coverage ratio	≥ 1.2
Costa Oeste	BNDES Finem nº 14205851 - A	Debt service coverage ratio	≥ 1.3
Marumbi	BNDES Finem nº 14205851 - B	Debt service coverage ratio	≥ 1.3
Financing for businesses - Finem